BASIS OF ACCOUNTING AND SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Minimum
DESCRIPTION OF THE BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life of property and equipment		3 years
Maximum
DESCRIPTION OF THE BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life of property and equipment		7 years
Manufacturing equipment | Minimum
DESCRIPTION OF THE BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life of property and equipment	3 years
Manufacturing equipment | Maximum
DESCRIPTION OF THE BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life of property and equipment	7 years
Computers and software
DESCRIPTION OF THE BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life of property and equipment	3 years
Furniture
DESCRIPTION OF THE BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life of property and equipment	7 years